Investments in Associates and Joint Ventures_Summarized Financial Information On Major Associates Adjustments To Carrying Amount Of Investment In Associates And Dividends Received (Details)
$ in Thousands
		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 KRW (₩)
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Share of net asset amount		₩ 329,875,000,000	₩ 1,761,185,000,000
Consolidated carrying amount		335,070,000,000	1,770,673,000,000	$ 313,906	₩ 1,737,840,000,000
Dividends		37,927,000,000	49,774,000,000
KB Pre IPO Secondary Venture Fund 1st
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		10,908,000,000
Total liabilities		30,000,000
Share capital		11,000,000,000
Equity		10,878,000,000
Share of net asset amount		1,601,000,000
Unrealized gainslosses		0
Consolidated carrying amount		1,601,000,000	0
Operating income		394,000,000
Profit loss		(60,000,000)
Other comprehensive income		(62,000,000)
Total comprehensive income		(122,000,000)
Dividends		0
KB GwS Private Securities Investment Trust
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		505,115,000,000	498,606,000,000
Total liabilities		741,000,000	741,000,000
Share capital		425,814,000,000	425,814,000,000
Equity		504,374,000,000	497,865,000,000
Share of net asset amount		134,891,000,000	133,150,000,000
Unrealized gainslosses		(3,471,000,000)	(3,472,000,000)
Consolidated carrying amount		131,420,000,000	129,678,000,000		127,539,000,000
Operating income		35,002,000,000	36,502,000,000
Profit loss		34,004,000,000	35,513,000,000
Other comprehensive income		0	0
Total comprehensive income		34,004,000,000	35,513,000,000
Dividends		7,350,000,000	7,355,000,000
KB Star Office Private Real Estate Investment Trust No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		216,041,000,000	216,988,000,000
Total liabilities		120,462,000,000	120,943,000,000
Share capital		95,000,000,000	95,000,000,000
Equity		95,579,000,000	96,045,000,000
Share of net asset amount		20,122,000,000	20,220,000,000
Unrealized gainslosses		(413,000,000)	(413,000,000)
Consolidated carrying amount		19,709,000,000	19,807,000,000		19,915,000,000
Operating income		13,071,000,000	16,314,000,000
Profit loss		5,684,000,000	7,460,000,000
Other comprehensive income		0	0
Total comprehensive income		5,684,000,000	7,460,000,000
Dividends		1,295,000,000	1,679,000,000
Sun Surgery Center Inc.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		9,579,000,000
Total liabilities		0
Share capital		43,000,000
Equity		9,579,000,000
Share of net asset amount		2,682,000,000
Unrealized gainslosses		0
Consolidated carrying amount		2,682,000,000	0
Operating income		0
Profit loss		0
Other comprehensive income		0
Total comprehensive income		0
Dividends		0
RAND Bio Science Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		1,876,000,000	2,720,000,000
Total liabilities		7,000,000	5,000,000
Share capital		71,000,000	83,000,000
Equity		1,869,000,000	2,715,000,000
Share of net asset amount		2,000,000,000	2,000,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		2,000,000,000	2,000,000,000		0
Operating income		0	0
Profit loss		(607,000,000)	(112,000,000)
Other comprehensive income		0	0
Total comprehensive income		(607,000,000)	(112,000,000)
Dividends		0	0
Balhae Infrastructure Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		836,309,000,000	1,059,008,000,000
Total liabilities		1,800,000,000	2,288,000,000
Share capital		807,567,000,000	1,061,216,000,000
Equity		834,509,000,000	1,056,720,000,000
Share of net asset amount		105,190,000,000	133,200,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		105,190,000,000	133,200,000,000		128,275,000,000
Operating income		113,441,000,000	55,541,000,000
Profit loss		104,942,000,000	46,428,000,000
Other comprehensive income		0	0
Total comprehensive income		104,942,000,000	46,428,000,000
Dividends		12,842,000,000	5,654,000,000
Bungaejangter Inc.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		5,592,000,000
Total liabilities		3,450,000,000
Share capital		43,000,000
Equity		2,142,000,000
Share of net asset amount		3,484,000,000
Unrealized gainslosses		0
Consolidated carrying amount		3,484,000,000	0
Operating income		406,000,000
Profit loss		48,000,000
Other comprehensive income		0
Total comprehensive income		48,000,000
Dividends		0
Aju Good Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		20,676,000,000	5,249,000,000
Total liabilities		250,000,000	181,000,000
Share capital		21,400,000,000	5,200,000,000
Equity		20,426,000,000	5,068,000,000
Share of net asset amount		7,856,000,000	1,949,000,000
Unrealized gainslosses		374,000,000	49,000,000
Consolidated carrying amount		8,230,000,000	1,998,000,000		0
Operating income		660,000,000	50,000,000
Profit loss		(841,000,000)	(128,000,000)
Other comprehensive income		0	0
Total comprehensive income		(841,000,000)	(128,000,000)
Dividends		0	0
Acts Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		6,741,000,000
Total liabilities		6,894,000,000
Share capital		117,000,000
Equity		(153,000,000)
Share of net asset amount		500,000,000
Unrealized gainslosses		0
Consolidated carrying amount		500,000,000	0
Operating income		3,537,000,000
Profit loss		(578,000,000)
Other comprehensive income		0
Total comprehensive income		(578,000,000)
Dividends		0
SY Auto Capital Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		79,845,000,000	65,292,000,000
Total liabilities		51,071,000,000	38,981,000,000
Share capital		20,000,000,000	20,000,000,000
Equity		28,774,000,000	26,311,000,000
Share of net asset amount		14,099,000,000	26,311,000,000
Unrealized gainslosses		(6,029,000,000)	(20,618,000,000)
Consolidated carrying amount		8,070,000,000	5,693,000,000		9,481,000,000
Operating income		15,783,000,000	20,340,000,000
Profit loss		2,490,000,000	6,962,000,000
Other comprehensive income		(27,000,000)	0
Total comprehensive income		2,463,000,000	6,962,000,000
Dividends		0	0
Incheon Bridge Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		646,811,000,000	660,858,000,000
Total liabilities		754,900,000,000	656,000,000,000
Share capital		61,096,000,000	164,621,000,000
Equity		(108,089,000,000)	4,858,000,000
Share of net asset amount		(16,202,000,000)	728,000,000
Unrealized gainslosses		16,202,000,000	0
Consolidated carrying amount		0	728,000,000		0
Operating income		90,691,000,000	98,341,000,000
Profit loss		(8,719,000,000)	17,449,000,000
Other comprehensive income		0	0
Total comprehensive income		(8,719,000,000)	17,449,000,000
Dividends		0	0
Big Dipper Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		1,138,000,000
Total liabilities		30,000,000
Share capital		1,500,000,000
Equity		1,108,000,000
Share of net asset amount		325,000,000
Unrealized gainslosses		115,000,000
Consolidated carrying amount		440,000,000	0
Operating income		140,000,000
Profit loss		(392,000,000)
Other comprehensive income		0
Total comprehensive income		(392,000,000)
Dividends		0
Builton Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		1,418,000,000
Total liabilities		808,000,000
Share capital		321,000,000
Equity		610,000,000
Share of net asset amount		800,000,000
Unrealized gainslosses		0
Consolidated carrying amount		800,000,000	0
Operating income		1,433,000,000
Profit loss		58,000,000
Other comprehensive income		0
Total comprehensive income		58,000,000
Dividends		0
A-PRO Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		8,692,000,000
Total liabilities		5,681,000,000
Share capital		43,000,000
Equity		3,011,000,000
Share of net asset amount		1,500,000,000
Unrealized gainslosses		0
Consolidated carrying amount		1,500,000,000	0
Operating income		12,226,000,000
Profit loss		661,000,000
Other comprehensive income		0
Total comprehensive income		661,000,000
Dividends		0
Inno Lending Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		1,184,000,000	1,903,000,000
Total liabilities		28,000,000	1,000,000
Share capital		2,000,000,000	2,000,000,000
Equity		1,156,000,000	1,902,000,000
Share of net asset amount		230,000,000	378,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		230,000,000	378,000,000		0
Operating income		(751,000,000)	0
Profit loss		(749,000,000)	(98,000,000)
Other comprehensive income		0	0
Total comprehensive income		(749,000,000)	(98,000,000)
Dividends		0	0
Paycoms Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		1,898,000,000
Total liabilities		1,374,000,000
Share capital		810,000,000
Equity		524,000,000
Share of net asset amount		800,000,000
Unrealized gainslosses		0
Consolidated carrying amount		800,000,000	0
Operating income		303,000,000
Profit loss		(170,000,000)
Other comprehensive income		0
Total comprehensive income		(170,000,000)
Dividends		0
Food Factory Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		3,501,000,000
Total liabilities		3,552,000,000
Share capital		0
Equity		(51,000,000)
Share of net asset amount		1,000,000,000
Unrealized gainslosses		0
Consolidated carrying amount		1,000,000,000	0
Operating income		3,324,000,000
Profit loss		(1,036,000,000)
Other comprehensive income		0
Total comprehensive income		(1,036,000,000)
Dividends		0
KB IGen Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		7,666,000,000	30,558,000,000
Total liabilities		9,000,000	3,204,000,000
Share capital		11,230,000,000	31,100,000,000
Equity		7,657,000,000	27,354,000,000
Share of net asset amount		3,000,000	10,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		3,000,000	10,000,000		10,000,000
Operating income		0	0
Profit loss		172,000,000	(542,000,000)
Other comprehensive income		0	0
Total comprehensive income		172,000,000	(542,000,000)
Dividends		0	0
KB No.8 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		22,920,000,000	22,743,000,000
Total liabilities		2,369,000,000	2,265,000,000
Share capital		1,031,000,000	1,031,000,000
Equity		20,551,000,000	20,478,000,000
Share of net asset amount		20,000,000	19,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		20,000,000	19,000,000		19,000,000
Operating income		0	0
Profit loss		73,000,000	317,000,000
Other comprehensive income		0	276,000,000
Total comprehensive income		73,000,000	593,000,000
Dividends		0	0
KB No.9 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		29,963,000,000	29,677,000,000
Total liabilities		2,566,000,000	2,503,000,000
Share capital		1,382,000,000	1,382,000,000
Equity		27,397,000,000	27,174,000,000
Share of net asset amount		31,000,000	31,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		31,000,000	31,000,000		15,000,000
Operating income		0	0
Profit loss		223,000,000	129,000,000
Other comprehensive income		0	25,392,000,000
Total comprehensive income		223,000,000	25,521,000,000
Dividends		0	0
KB No.10 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		11,858,000,000	11,795,000,000
Total liabilities		1,675,000,000	1,628,000,000
Share capital		521,000,000	521,000,000
Equity		10,183,000,000	10,167,000,000
Share of net asset amount		20,000,000	20,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		20,000,000	20,000,000		0
Operating income		0	0
Profit loss		29,000,000	(22,000,000)
Other comprehensive income		0	0
Total comprehensive income		29,000,000	(22,000,000)
Dividends		0	0
KB No.11 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		6,730,000,000	991,000,000
Total liabilities		717,000,000	714,000,000
Share capital		321,000,000	21,000,000
Equity		6,013,000,000	277,000,000
Share of net asset amount		19,000,000	13,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		19,000,000	13,000,000		0
Operating income		0	0
Profit loss		(262,000,000)	(12,000,000)
Other comprehensive income		0	0
Total comprehensive income		(262,000,000)	(12,000,000)
Dividends		0	0
KB Private Equity Fund Ⅲ
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		50,357,000,000	51,000,000,000
Total liabilities		0	0
Share capital		51,000,000,000	51,000,000,000
Equity		50,357,000,000	51,000,000,000
Share of net asset amount		7,899,000,000	8,000,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		7,899,000,000	8,000,000,000		0
Operating income		0
Profit loss		(545,000,000)
Other comprehensive income		0
Total comprehensive income		(545,000,000)
Dividends		0	₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[1]		Details of profit or loss are not disclosed as the entity is classified as an associate during the fourth quarter.
Korea Credit Bureau Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		75,504,000,000	₩ 71,245,000,000
Total liabilities		19,323,000,000	17,322,000,000
Share capital		10,000,000,000	10,000,000,000
Equity		56,181,000,000	53,923,000,000
Share of net asset amount		5,056,000,000	4,853,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		5,056,000,000	4,853,000,000		4,580,000,000
Operating income		68,750,000,000	59,868,000,000
Profit loss		3,580,000,000	3,517,000,000
Other comprehensive income		0	0
Total comprehensive income		3,580,000,000	3,517,000,000
Dividends		149,000,000	135,000,000
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		15,017,000,000	50,213,000,000
Total liabilities		3,000,000	2,000,000
Share capital		12,970,000,000	47,970,000,000
Equity		15,014,000,000	50,211,000,000
Share of net asset amount		7,506,000,000	25,105,000,000
Unrealized gainslosses		(386,000,000)	(386,000,000)
Consolidated carrying amount		7,120,000,000	24,719,000,000		25,508,000,000
Operating income		2,728,000,000	3,045,000,000
Profit loss		(294,000,000)	2,001,000,000
Other comprehensive income		142,000,000	2,390,000,000
Total comprehensive income		(152,000,000)	4,391,000,000
Dividends		0	0
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		70,166,000,000	100,252,000,000
Total liabilities		1,315,000,000	1,094,000,000
Share capital		51,880,000,000	90,800,000,000
Equity		68,851,000,000	99,158,000,000
Share of net asset amount		17,213,000,000	24,789,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		17,213,000,000	24,789,000,000		28,470,000,000
Operating income		21,916,000,000	22,411,000,000
Profit loss		8,624,000,000	15,002,000,000
Other comprehensive income		129,000,000	872,000,000
Total comprehensive income		8,753,000,000	15,874,000,000
Dividends		0	0
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		170,155,000,000	112,865,000,000
Total liabilities		133,034,000,000	73,429,000,000
Share capital		34,114,000,000	34,114,000,000
Equity		37,121,000,000	39,436,000,000
Share of net asset amount		1,761,000,000	1,850,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		1,761,000,000	1,850,000,000		0
Operating income		5,391,000,000	197,000,000
Profit loss		(1,507,000,000)	(626,000,000)
Other comprehensive income		0	0
Total comprehensive income		(1,507,000,000)	(626,000,000)
Dividends		0	0
POSCO-KB Shipbuilding Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		7,752,000,000
Total liabilities		247,000,000
Share capital		8,000,000,000
Equity		7,505,000,000
Share of net asset amount		2,345,000,000
Unrealized gainslosses		0
Consolidated carrying amount		2,345,000,000	0
Operating income		23,000,000
Profit loss		(495,000,000)
Other comprehensive income		0
Total comprehensive income		(495,000,000)
Dividends		0
Hyundai Tongyang Agrifood Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		2,466,000,000	15,910,000,000
Total liabilities		339,000,000	375,000,000
Share capital		320,000,000	15,360,000,000
Equity		2,127,000,000	15,535,000,000
Share of net asset amount		543,000,000	3,957,000,000
Unrealized gainslosses		0	0
Consolidated carrying amount		543,000,000	3,957,000,000		0
Operating income		4,159,000,000	519,000,000
Profit loss		3,231,000,000	(5,258,000,000)
Other comprehensive income		0	0
Total comprehensive income		3,231,000,000	(5,258,000,000)
Dividends		407,000,000	0
KB Insurance Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Share of net asset amount			1,393,320,000,000
Unrealized gainslosses			(1,126,000,000)
Consolidated carrying amount		0	1,392,194,000,000		1,077,014,000,000
Dividends		15,884,000,000	7,989,000,000
initial acquisition 22.59%
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets			30,949,859,000,000
Total liabilities			27,357,084,000,000
Share capital			33,250,000,000
Equity			3,592,775,000,000
Share of net asset amount			810,704,000,000
Unrealized gainslosses			0
Consolidated carrying amount			0
Operating income			11,229,942,000,000
Profit loss			253,362,000,000
Other comprehensive income			(19,150,000,000)
Total comprehensive income			234,212,000,000
additional acquisition 10.70%
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets			31,071,846,000,000
Total liabilities			27,386,605,000,000
Share capital			33,250,000,000
Equity			3,685,241,000,000
Share of net asset amount			393,678,000,000
Unrealized gainslosses			0
Consolidated carrying amount			0
Operating income			11,247,685,000,000
Profit loss			274,678,000,000
Other comprehensive income			(39,203,000,000)
Total comprehensive income			235,475,000,000
additional acquisition 6.52%
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets			30,038,426,000,000
Total liabilities			27,136,518,000,000
Share capital			33,250,000,000
Equity			2,901,908,000,000
Share of net asset amount			188,938,000,000
Unrealized gainslosses			0
Consolidated carrying amount			₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]		Details of profit or loss are not disclosed as the 3rd share acquisition of KB Insurance Co., Ltd. occurred on December 29, 2016.
JSC Bank CenterCredit
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets			₩ 4,510,673,000,000
Total liabilities			4,578,854,000,000
Share capital			546,794,000,000
Equity			(68,181,000,000)
Share of net asset amount			(32,191,000,000)
Unrealized gainslosses			32,191,000,000
Consolidated carrying amount			0		0
Operating income			157,996,000,000
Profit loss			(13,912,000,000)
Other comprehensive income			(15,374,000,000)
Total comprehensive income			(29,286,000,000)
Dividends			1,000,000
KBIC Private Equity Fund No 3
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets			119,885,000,000
Total liabilities			76,000,000
Share capital			102,500,000,000
Equity			119,809,000,000
Share of net asset amount			2,396,000,000
Unrealized gainslosses			0
Consolidated carrying amount		0	2,396,000,000		2,348,000,000
Operating income			2,641,000,000
Profit loss			2,361,000,000
Other comprehensive income			0
Total comprehensive income			2,361,000,000
Dividends		0	0
IMM Investment 5th PRIVATE EQUITY FUND
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets			10,114,000,000
Total liabilities			1,000,000
Share capital			10,114,000,000
Equity			10,113,000,000
Share of net asset amount			9,999,000,000
Unrealized gainslosses			0
Consolidated carrying amount		0	9,999,000,000		0
Operating income			0
Profit loss			(1,000,000)
Other comprehensive income			0
Total comprehensive income			(1,000,000)
Dividends		0	0
UAMCO., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Consolidated carrying amount			0		129,707,000,000
Dividends			26,961,000,000
United PF 1st Recovery Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Consolidated carrying amount			0		183,117,000,000
Dividends			0
KB No.5 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Consolidated carrying amount			0		20,000,000
Dividends			0
KB No.6 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Consolidated carrying amount			0		78,000,000
Dividends			0
KB No.7 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Consolidated carrying amount			0		88,000,000
Dividends			0
isMedia Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets			41,192,000,000
Total liabilities			20,925,000,000
Share capital			2,520,000,000
Equity			20,267,000,000
Share of net asset amount			3,978,000,000
Unrealized gainslosses			0
Consolidated carrying amount		0	3,978,000,000		₩ 0
Operating income			0
Profit loss			0
Other comprehensive income			0
Total comprehensive income			0
Dividends		0	0
KB-KDBC New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		7,503,000,000
Total liabilities		45,000,000
Share capital		7,500,000,000
Equity		7,458,000,000
Share of net asset amount		4,972,000,000
Unrealized gainslosses		0
Consolidated carrying amount		4,972,000,000	₩ 0
Operating income		3,000,000
Profit loss		(42,000,000)
Other comprehensive income		0
Total comprehensive income		(42,000,000)
Dividends		₩ 0

[1]	Details of profit or loss are not disclosed as the entity is classified as an associate during the fourth quarter.
[2]	Details of profit or loss are not disclosed as the 3rd share acquisition of KB Insurance Co., Ltd. occurred on December?29, 2016.